Share capital - Disclosure of PSUs and RSUs Shares (Details) SFr / shares in Units, SFr in Thousands	6 Months Ended
Jun. 30, 2026 CHF (SFr) shares SFr / shares
Shares Outstanding [Roll Forward]
Number of treasury shares withheld to cover social security and tax liabilities (in shares) | shares	125,127
Total TCHF value at beginning of period	SFr 1,129
Total TCHF value at end of period	SFr 1,233
Treasury shares
Shares Outstanding [Roll Forward]
Number of treasury shares outstanding at beginning of period (in shares) | shares	2,962,973
Number of treasury shares, other equity-settled transactions (in shares) | shares	(25,000)
Number of treasury shares outstanding at end of period (in shares) | shares	2,069,404
Average price in CHF at beginning of period (in CHF per share) | SFr / shares	SFr 0.38
Average price in CHF, other equity-settled transactions (in CHF per share) | SFr / shares	0.28
Average price in CHF at end of period (in CHF per share) | SFr / shares	SFr 0.60
Total TCHF value at beginning of period	SFr 1,129
Total TCHF value, other equity-settled transactions	(7)
Total TCHF value at end of period	SFr 1,233
Treasury shares | PSU program
Shares Outstanding [Roll Forward]
Number of treasury shares vested under the program (in shares) | shares	(873,552)
Number of treasury shares withheld to cover social security and tax liabilities (in shares) | shares	103,875
Average price in CHF, shares vested under the program (in CHF per share) | SFr / shares	SFr 0.28
Average price in CHF, shares withheld to cover social security and tax liabilities (in CHF per share) | SFr / shares	SFr 3.08
Total TCHF value, shares vested under the program	SFr (245)
Total TCHF value, shares withheld to cover social security and tax liabilities	SFr 320
Treasury shares | Restricted Share Units (RSU)
Shares Outstanding [Roll Forward]
Number of treasury shares vested under the program (in shares) | shares	(120,144)
Number of treasury shares withheld to cover social security and tax liabilities (in shares) | shares	21,252
Average price in CHF, shares vested under the program (in CHF per share) | SFr / shares	SFr 0.28
Average price in CHF, shares withheld to cover social security and tax liabilities (in CHF per share) | SFr / shares	SFr 3.23
Total TCHF value, shares vested under the program	SFr (33)
Total TCHF value, shares withheld to cover social security and tax liabilities	SFr 69